BANK LOANS	6 Months Ended
Jun. 30, 2026
Debt Disclosure [Abstract]
BANK LOANS

9. BANK LOANS

(a) Short-term bank loans

	June 30, 2026	December 31, 2025
	(Unaudited)
Secured short-term loans (1)	$1,471,130	$2,144,025
Unsecured short-term loans (2)	3,736,670	1,542,269
Add: amounts due within one year under long-term loan contracts	328,356	319,031
Total short-term bank loans	$5,536,156	$4,005,325

(1)	Detailed information of secured short-term loan balances as of June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026	December 31, 2025
	(Unaudited)
Guaranteed by Mr. Lin and IST HK	$1,471,130	$1,429,350
Guaranteed by Mr. Lin and Mr. Du Yong	-	714,675
Total	$1,471,130	$2,144,025

(2) Unsecured short-term loans are fiduciary bank loans, bearing fixed interest rates, ranging from 3.0% to 3.6%, due within one year.

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(b) Long-term bank loans

	June 30, 2026	December 31, 2025
	(Unaudited)
Secured long-term loans	$6,065,321	$6,052,583
Less: amounts due within one year under long-term loan contracts	(328,356)	(319,031)
Total long-term bank loans	$5,736,965	$5,733,552

Detailed information of secured long-term loan balances as of June 30, 2026 and December 31, 2025 were as follows:

	June 30, 2026	December 31, 2025
	(Unaudited)
Guaranteed by ISIOT and Mr. Lin and Collateralized by real property of ISIOT, future rental income of ISIOT, patents of Biznest, and equity investment of IST HK	$1,000,368	$1,066,296
Collateralized by office buildings of IST and guaranteed by Mr. Lin	4,464,732	4,364,520
Guaranteed by Biznest, ISIOT, IST, and Mr. Lin and Collateralized by real property of ISIOT, office buildings of IST, patents of TNM, and future rental income of ISIOT	600,221	621,767
Total	$6,065,321	$6,052,583

As of June 30, 2026, the Company had short-term and long-term bank loans in total of approximately $11.3 million, which mature on various dates from October 31, 2026 to October 31, 2027. The short-term bank loans may be extended upon maturity for another year by the banks without additional charges to the Company. The bank borrowings are in the form of credit facilities. Amounts available to the Company from the banks are based on the amount of collateral pledged or the amount guaranteed by the Company’s subsidiaries and Mr. Lin. These short-term borrowings bear fixed interest rates ranging from 3.00% to 3.60% per annum. These long-term borrowings bear floating interest rates at the 1-year China Loan Prime Rate (“LPR”) plus 40 to 105 basis points, ranging from 3.40% to 4.05% per annum. The weighted average interest rates on short-term and long-term debts were approximately 3.44% and 3.99% for the six months ended June 30, 2026 and 2025, respectively. The interest expenses were approximately $0.2 million and $0.2 million, respectively, for the six months ended June 30, 2026 and 2025.